Cover	Dec. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 10, 2021
Entity File Number	000-54649
Entity Registrant Name	Samsara Luggage, Inc.
Entity Central Index Key	0001530163
Entity Tax Identification Number	26-0299456
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	135 East 57th Street
Entity Address, Address Line Two	Suite 18-130
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10022
City Area Code	(877)
Local Phone Number	421-1574
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false